PROPOSED PUBLIC OFFERING (Details Narrative)	9 Months Ended
Sep. 30, 2023 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Offering price per unit | $ / shares	$ 10.05
Proposed Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares available for sale | shares	6,000,000
Offering price per unit | $ / shares	$ 10.00
Units description	Each Unit will consist of one ordinary share and one right (“Public Right”). Each whole Public Right will entitle the holder to receive one-seventh (1/7) ordinary share upon consummation of initial business combination
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares available for sale | shares	900,000